Operating and Administrative Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases Operating [Abstract]
Minimum rental commitments under noncancellable operating leases	$ 1,295
Amounts payable over the next five years
2015	225
2016	193
2017	168
2018	133
2019	113
Equipment For Sublease [Member]
Leases Operating [Abstract]
Rental expense under operating leases	35	63	148
Other Rental Expense [Member]
Leases Operating [Abstract]
Rental expense under operating leases	$ 328	$ 344	$ 368